Revenue Recognition - Disaggregated Revenue from External Customers by Geographic Area (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Sep. 29, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 30, 2018	Sep. 23, 2018	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 108.4	$ 113.9	$ 120.7	$ 127.7	$ 134.2	$ 141.3	$ 135.3	$ 127.4	$ 470.7	$ 538.2	$ 328.6
Europe
Disaggregation of Revenue [Line Items]
Revenue									$ 171.4	$ 162.9	$ 82.9
Europe | Geographic Concentration Risk | Revenue from Contract with Customer
Disaggregation of Revenue [Line Items]
% of Revenue									36.00%	30.00%	25.00%
United States
Disaggregation of Revenue [Line Items]
Revenue									$ 106.5	$ 122.0	$ 92.4
United States | Geographic Concentration Risk | Revenue from Contract with Customer
Disaggregation of Revenue [Line Items]
% of Revenue									23.00%	23.00%	28.00%
China
Disaggregation of Revenue [Line Items]
Revenue									$ 65.0	$ 116.3	$ 82.4
China | Geographic Concentration Risk | Revenue from Contract with Customer
Disaggregation of Revenue [Line Items]
% of Revenue									14.00%	22.00%	25.00%
Other
Disaggregation of Revenue [Line Items]
Revenue									$ 127.8	$ 137.0	$ 70.9
Other | Geographic Concentration Risk | Revenue from Contract with Customer
Disaggregation of Revenue [Line Items]
% of Revenue									27.00%	25.00%	22.00%